SUBSEQUENT EVENTS (Details Textual) - USD ($)	1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Jul. 20, 2018	Dec. 31, 2017	Jun. 11, 2018	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Jan. 15, 2017	Dec. 31, 2016	Dec. 31, 2014
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		1.50%		1.00%
Common Stock, Shares, Issued				247,873,882	205,328,106	48,885,107
Common Stock, Shares Authorized				500,000,000	250,000,000	150,000,000				200,000,000
Debt Conversion, Converted Instrument, Shares to be Issued				39,545,776
Debt Instrument, Face Amount					$ 0	$ 2,000,000		$ 500,000	$ 500,000
Debt Conversion, Original Debt, Amount		$ 50,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted							7,225,625
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price					$ (0.25)	$ 0.80	$ 0.80
Warrant One [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	10,192,712
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price	$ 0.4868
Warrant Two [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	945,710
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price	$ 0.2952
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			1.00%
Common Stock, Shares Authorized			500,000,000
Debt Instrument, Face Amount			$ 1,960,000
Debt Instrument, Maturity Date			Apr. 30, 2019
Debt Conversion, Original Debt, Amount	$ 4,732,853
Debt Conversion, Converted Instrument, Shares Issued	102,509,278
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			6,000,000
Shares Issued, Price Per Share			$ 0.0649
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			7 years
Subsequent Event [Member] | Chief Commercial Officer [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			750,000
Shares Issued, Price Per Share			$ 0.0462
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Subsequent Event [Member] | Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued			3,000,000
Subsequent Event [Member] | Warrant One [Member]
Subsequent Event [Line Items]
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price	$ 0.3714
Subsequent Event [Member] | Warrant Two [Member]
Subsequent Event [Line Items]
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price	$ 0.2300